Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We employ various procedures designed to identify, protect, detect and respond to and manage reasonably foreseeable cybersecurity risks and threats. These include, but are not limited to, internal reporting, monitoring and detection tools and anti-virus software. We also periodically assess risks from cybersecurity and technology threats and monitor our information systems for potential vulnerabilities, including those that could arise from internal sources and external sources such as third-party service providers we do business with.

To date, we have not experienced any cybersecurity attacks, any such attack could adversely affect our business. Further, a penetration of our systems or a third-party’s systems or other misappropriation or misuse of personal information could subject us to business, regulatory, litigation and reputation risk, which could have a negative effect on our business, financial condition and results of operations.

Our associate director of business strategy and innovation technology department is the responsible personnel involved in, and ultimately responsible for, cybersecurity oversight. He oversees our cybersecurity risk and receives regular reports from our management team on various potential cybersecurity matters, including areas of emerging risks, incidents and industry trends, and other areas of importance.

We have adopted a cybersecurity policy governing the establishment and application of certain procedures and safeguards to identify potential cybersecurity risks and, in the event of a cybersecurity breach, the protocol for disclosing to the SEC, including possible remedies. We review cybersecurity risk as part of our overall risk-management system. This ensures that cybersecurity risk management remains a meaningful priority in our business strategy and operations. Our risk management strategy for cybersecurity generally includes:

1.	Identification: We aim to proactively identify the manners in which our business could be materially impacted by cybersecurity risks including:
a.	Cybersecurity Incident – an unauthorized occurrence, or a series of related unauthorized occurrences, on or conducted through our information system that jeopardizes the confidentiality, integrity, or availability of our information systems or any information residing therein; and
b.	Cybersecurity Threat – any potential unauthorized occurrence on or conducted through our information systems that may result in adverse affects on the confidentiality, integrity, or availability of our information systems or any information residing therein.
2.	Assessment: We periodically assess our risks relating to cybersecurity threats, including risks relating to our reliance on third parties. In so doing, we consider the likelihood and impact that could result from the manifesting of such risks, together with the sufficiency of existing policies, procedures, systems, and safeguards in place to manage such risks, together with the sufficiency of existing policies, procedures, systems, and safeguards in place to manage such risks, including evaluating and if available obtaining cyber liability insurance, and aligning such cyber-risk management policies with the our business needs by integrating cyber-risk analysis into significant business decisions.
3.	Management: If deemed appropriate, we design and implement reasonable safeguards to address any identified gaps in our existing processes and procedures.
4.	Evaluation: If a cybersecurity breach occurs, our associate director of business strategy and innovation technology department will determine whether the cybersecurity incident or cybersecurity threat is “material” (.i.e. is there a substantial likelihood that a reasonable shareholder would consider it important in making an investment decision or if it would have significantly altered the “total mix” of information made available?), assessing among other factors potential or actual financial impacts, reputational damage, and operational disruptions.
5.	Report: Establish and monitor an incident response approach requiring our chief financial officer to report to us, the full board of directors and legal counsel any cybersecurity concerns or events.
6.	Disclosure: To ensure compliance with SEC requirements and maintain overall stakeholder confidence in us, all material and known facts regarding the cybersecurity breach will be recorded, including their nature, scope, and financial implications; and a Form 6-K will be prepared and filed within four (4) business days after the determination that a “material” cybersecurity incident has occurred.

We presently do not engage third parties to assist with evaluating the effectiveness of our risk-management and cybersecurity practices.

Cybersecurity Risk Management Processes Integrated [Text Block]	Identification: We aim to proactively identify the manners in which our business could be materially impacted by cybersecurity risks including:
a.	Cybersecurity Incident – an unauthorized occurrence, or a series of related unauthorized occurrences, on or conducted through our information system that jeopardizes the confidentiality, integrity, or availability of our information systems or any information residing therein; and
b.	Cybersecurity Threat – any potential unauthorized occurrence on or conducted through our information systems that may result in adverse affects on the confidentiality, integrity, or availability of our information systems or any information residing therein.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Evaluation: If a cybersecurity breach occurs, our associate director of business strategy and innovation technology department will determine whether the cybersecurity incident or cybersecurity threat is “material” (.i.e. is there a substantial likelihood that a reasonable shareholder would consider it important in making an investment decision or if it would have significantly altered the “total mix” of information made available?), assessing among other factors potential or actual financial impacts, reputational damage, and operational disruptions.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Report: Establish and monitor an incident response approach requiring our chief financial officer to report to us, the full board of directors and legal counsel any cybersecurity concerns or events.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Disclosure: To ensure compliance with SEC requirements and maintain overall stakeholder confidence in us, all material and known facts regarding the cybersecurity breach will be recorded, including their nature, scope, and financial implications; and a Form 6-K will be prepared and filed within four (4) business days after the determination that a “material” cybersecurity incident has occurred.
Cybersecurity Risk Management Third Party Engaged [Flag]	false